Other Components Of Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes In Other Components Of Equity [Line Items]
Beginning balance	₩ 14,257,309	₩ 14,496,244
Disposal of subsidiary	0	0
Issuance of share capital of subsidiary	1,032	(1,378)
Others	0	25
Effect of change in accounting policy	(76,851)	0
Changes in the unrealized fair value of available- for-sale financial assets, net of tax		(7,102)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	(34,125)
Shares in other comprehensive loss of associates and joint ventures, net of tax	57,089	(154,991)
Foreign currency translation of foreign operations, net of tax	(32,086)	(95,103)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(1,140)	19,614
Ending balance	14,171,228	14,257,309
Other capital surplus
Changes In Other Components Of Equity [Line Items]
Beginning balance	1,233,793	1,235,146
Issuance of share capital of subsidiary	1,032	(1,378)
Others	0	25
Ending balance	1,234,825	1,233,793
Gains on disposal of Treasury stocks
Changes In Other Components Of Equity [Line Items]
Beginning balance	387,524	387,524
Issuance of share capital of subsidiary	0	0
Others	0	0
Ending balance	387,524	387,524
Other Capital Surplus Other Than Gainson Disposal Of Treasury Stocks
Changes In Other Components Of Equity [Line Items]
Beginning balance	846,269	847,622
Issuance of share capital of subsidiary	1,032	(1,378)
Others	0	25
Ending balance	847,301	846,269
Accumulated other comprehensive loss
Changes In Other Components Of Equity [Line Items]
Beginning balance	(271,457)	(33,875)
Effect of change in accounting policy	(76,851)
Changes in the unrealized fair value of available- for-sale financial assets, net of tax		(7,102)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	(34,125)
Shares in other comprehensive loss of associates and joint ventures, net of tax	57,089	(154,991)
Foreign currency translation of foreign operations, net of tax	(32,086)	(95,103)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(1,140)	19,614
Ending balance	(358,570)	(271,457)
Financial assets at fair value through other comprehensive income
Changes In Other Components Of Equity [Line Items]
Beginning balance	29,268
Effect of change in accounting policy	(76,851)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	(34,125)
Shares in other comprehensive loss of associates and joint ventures, net of tax	0
Foreign currency translation of foreign operations, net of tax	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0
Ending balance	(81,708)	29,268
Available-for-sale financial asset valuation reserve
Changes In Other Components Of Equity [Line Items]
Beginning balance	29,268	36,370
Changes in the unrealized fair value of available- for-sale financial assets, net of tax		(7,102)
Shares in other comprehensive loss of associates and joint ventures, net of tax		0
Foreign currency translation of foreign operations, net of tax		0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		0
Ending balance		29,268
Shares in other comprehensive Income (loss) of investments in associates and joint ventures
Changes In Other Components Of Equity [Line Items]
Beginning balance	66,464	221,455
Shares in other comprehensive loss of associates and joint ventures, net of tax	57,089	(154,991)
Ending balance	123,553	66,464
Reserve for overseas operations translation credit
Changes In Other Components Of Equity [Line Items]
Beginning balance	(318,159)	(223,056)
Foreign currency translation of foreign operations, net of tax	(32,086)	(95,103)
Ending balance	(350,245)	(318,159)
Reserve for gain (loss) on valuation of derivatives
Changes In Other Components Of Equity [Line Items]
Beginning balance	(49,030)	(68,644)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(1,140)	19,614
Ending balance	(50,170)	(49,030)
Other equity
Changes In Other Components Of Equity [Line Items]
Beginning balance	13,294,973	13,294,973
Ending balance	13,294,973	13,294,973
Statutory revaluation reserve
Changes In Other Components Of Equity [Line Items]
Beginning balance	13,295,098	13,295,098
Ending balance	13,295,098	13,295,098
Changes in other equity
Changes In Other Components Of Equity [Line Items]
Beginning balance	(125)	(125)
Ending balance	₩ (125)	₩ (125)